DEFERRED INCOME - Expected periods of realization of contractual liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED INCOME
Total	R$ 865,407	R$ 619,881	R$ 529,179
2023
DEFERRED INCOME
Total	819,835
2024
DEFERRED INCOME
Total	27,720
2025
DEFERRED INCOME
Total	2,748
2026
DEFERRED INCOME
Total	3,594
2027
DEFERRED INCOME
Total	3,382
2028 onwards
DEFERRED INCOME
Total	R$ 8,128